Reverse Recapitalization - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Share listing and associated expenses	$ 353